Share capital and Contributed Surplus - Disclosure of additional information on outstanding warrants (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Disclosure of classes of share capital [line items]
Number of warrants outstanding	15,507,862	13,417,156	13,901,640	9,585,050
Book value	$ 5,378,330
Classified as Equity [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	9,178,587
Book value	$ 1,042,657
Classified as Equity [Member] | Founders warrants [Member] | Exercise price of $0.20 [Member] | January 1, 2024 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	5,520,000
Conversion ratio to Common Shares	70 for 1
Book value	$ 1,013
Expiry Date	Jan. 01, 2024
Classified as Equity [Member] | Founders warrants [Member] | Exercise price of $0.20 [Member] | June 14, 2024 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	1,900,000
Conversion ratio to Common Shares	70 for 1
Book value	$ 18,865
Expiry Date	Jun. 14, 2024
Classified as Equity [Member] | LEC warrants (Black-Scholes Option Model) [Member] | Exercise price of $0.70 [Member] | April 29, 2026 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	500,000
Conversion ratio to Common Shares	70 for 1
Book value	$ 425,000
Expiry Date	Apr. 29, 2026
Classified as Equity [Member] | Acquisition of police ordnance [Member] | Exercise price of $1.72 [Member] | December 15, 2024 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	200,000
Conversion ratio to Common Shares	70 for 1
Book value	$ 132,000
Expiry Date	Dec. 15, 2024
Classified as Equity [Member] | July 2022 equity financing [Member] | Exercise price of $0.285 [Member] | July 14, 2024 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	800,000
Conversion ratio to Common Shares	70 for 1
Book value	$ 72,000
Expiry Date	Jul. 14, 2024
Classified as Equity [Member] | December 2022 U.S. Underwriter Warrants [Member] | Exercise price of $5.1625 [Member] | December 6, 2024 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	134,950
Conversion ratio to Common Shares	1 for 1
Book value	$ 189,592
Expiry Date	Dec. 06, 2024
Classified as Equity [Member] | July 2023 U.S. Underwriter Warrants [Member] | Exercise price of $2.66 [Member] | December 6, 2024 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	123,637
Conversion ratio to Common Shares	1 for 1
Book value	$ 204,187
Expiry Date	Dec. 06, 2024
Classified as liability [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	6,329,275
Book value	$ 4,335,673
Classified as liability [Member] | December 2022 public offerings [Member] | Exercise price of $5.00 [Member] | December 9, 2027 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	3,226,392
Conversion ratio to Common Shares	1 for 1
Book value	$ 1,042,538
Expiry Date	Dec. 09, 2027
Classified as liability [Member] | December 2022 Pre-Funded Warrants [Member] | Exercise price of $0.01 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	199,000
Conversion ratio to Common Shares	1 for 1
Book value	$ 414,334
Classified as liability [Member] | December 2022 Option Warrants [Member] | Exercise price of $5.1625 [Member] | December 9, 2024 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	375,000
Conversion ratio to Common Shares	1 for 1
Book value	$ 121,173
Expiry Date	Dec. 09, 2024
Classified as liability [Member] | December 2022 debt settlement [Member] | Exercise price of $5.00 [Member] | December 9, 2027 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	56,141
Conversion ratio to Common Shares	1 for 1
Book value	$ 18,141
Expiry Date	Dec. 09, 2027
Classified as liability [Member] | July 2023 public offerings [Member] | Exercise price of $2.66 [Member] | July 21, 2028 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	1,542,194
Conversion ratio to Common Shares	1 for 1
Book value	$ 798,573
Expiry Date	Jul. 21, 2028
Classified as liability [Member] | July 2023 Pre-Funded Warrants [Member] | Exercise price of $0.001 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	930,548
Conversion ratio to Common Shares	1 for 1
Book value	$ 1,940,914